SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Barter Transactions
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Trade and barter revenues	$ 17,380	$ 12,516	$ 15,200
Trade and barter expenses	$ 11,345	$ 11,949	$ 8,700
Maximum | Americas and International Outdoor Advertising
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract term	Revenue from these contracts, which typically cover periods of a few weeks to one year, is generally recognized ratably over the term of the contract as the advertisement is displayed.